Long-Term Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Borrowings - secured	$ 0	$ 65,000
Borrowings - unsecured	0	37,831
Borrowings	0	102,831
Less: current portion	0	(72,831)
Long-term borrowings	0	30,000
Borrowings	$ 0	$ 102,831